Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 payment deferment	Oct. 03, 2014
Purchased Credit Impaired Finance Receivables
Financing Receivable Credit Impairment Minimum Past Due Period	60 days
Allowance for Finance Receivable Losses
Period in which Most Repurchase Requests for Financial Receivable Sold Occur	5 years
Corporate Joint Venture
Finance Receivable Revenue Recognition
Ownership percentage	47.00%	47.00%
Personal Loans
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped	4
Allowance for Finance Receivable Losses
Number of days past due before which a loan is charged off to the allowance for finance receivable losses	180 days
Financing Receivable Number of Deferments in Rolling Period	2
Retail Sales Finance Revolving Retail [Member]
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped	6
Real Estate Loans Branch | Maximum
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped	4
Real Estate Loans Branch | Minimum [Member]
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped	3
Retail Sales Finance
Allowance for Finance Receivable Losses
Financing Receivable Number of Deferments in Rolling Period | deferment	2
Financing Receivable Rolling Period	12 months
Real Estate Loans Central
Allowance for Finance Receivable Losses
Financing Receivable Number of Deferments in Rolling Period | deferment	1